CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

NOTE 5 – CONVERTIBLE NOTES PAYABLE

Convertible notes payable as of September 30, 2024 and December 31, 2023 consists of the following:

September 30, 2024	December 31, 2023
$15,487	$15,487
11,103	11,103
75,000	75,000
8,000	8,000
$109,591	$109,591

During the three months ended September 30, 2024 and 2023, the Company recorded interest expense of $11,021 and $6,313, respectively.

NOTE 7 –CONVERTIBLE NOTES PAYABLE

Convertible notes payable as of December 31, 2023 and 2022 consists of the following:

December 31, 2023	December 31, 2022
$15,487	$15,487
11,103	11,103
75,000	75,000
8,000	8,000
$109,591	$109,591

During the year ended December 31, 2023 and 2022, the Company recorded interest expense of $14,682 and $18,722, respectively.